Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Share capital		Receivables from shareholders		Share premium	Other Comprehensive Income	Merger reserve	Capital reserve	Statutory reserve	Retained profits	Total
Balance at Dec. 31, 2021	$ 10	[1],[2]	$ (10)	[1],[2]	$ 1,667	$ 1,924	$ 1	$ 2,291	$ 247	$ 39,265	$ 45,395
Profit and total comprehensive income for the period						(4,555)				11,853	7,298
Balance at Dec. 31, 2022	10	[1],[2]	(10)	[1],[2]	1,667	(2,631)	1	2,291	247	51,118	52,693
Issuance of new shares	6		(3,200)		3,194
Profit and total comprehensive income for the period						(1,152)				11,501	10,349
Balance at Dec. 31, 2023	16		(3,210)		4,861	(3,783)	1	2,291	247	62,619	63,042
Profit and total comprehensive income for the period						(1,604)				2,191	587
Balance at Jun. 30, 2024	16		(3,210)		4,861	(5,387)	1	2,291	247	64,810	63,629
Balance at Dec. 31, 2023	16		(3,210)		4,861	(3,783)	1	2,291	247	62,619	63,042
Issuance of new shares	2				6,884						6,886
Profit and total comprehensive income for the period						(1,912)				2,088	176
Balance at Dec. 31, 2024	18		(3,210)		11,745	(5,695)	1	2,291	247	64,707	70,104
Profit and total comprehensive income for the period						1,299				108	1,407
Balance at Jun. 30, 2025	$ 18		$ (3,210)		$ 11,745	$ (4,396)	$ 1	$ 2,291	$ 247	$ 64,815	$ 71,511

[1]	Giving retroactive effect to the subdivision of shares effected on September 27, 2023 (Note 19).
[2]	Giving retroactive effect to the issuance of shares at nominal consideration effected on January 10, 2023 (Note 19).